UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Hester Total Return Fund
SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.1%
	Aerospace & Defense: 0.8%
1,253	General Dynamics Corp.	$93,161
	Automobiles: 1.2%
1,003	Toyota Motor Corp. - ADR	134,713
	Beverages: 2.5%
5,838	The Coca-Cola Co.	281,683
	Business Services: 0.9%
2,587	Fidelity National Information Services	103,713
	Capital Markets: 4.6%
1,837	Affiliated Managers Group, Inc. (a)	193,124
8,339	Bank of New York, Inc.	328,306
		521,430
	Commercial Services & Supplies: 5.3%
7,086	ADESA Inc.	196,637
8,339	Labor Ready, Inc. (a)	152,854
3,754	Republic Services, Inc.	152,675
2,253	Waste Connections, Inc. (a)	93,612
		595,778
	Communications Equipment: 2.3%
9,589	Cisco Systems, Inc. (a)	262,067
	Computers & Peripherals: 6.2%
4,336	Dell, Inc. (a)	108,790
7,086	Hewlett-Packard Co.	291,872
1,669	International Business Machines Corp.	162,144
5,000	Seagate Technology	132,500
		695,306
	Diversified Financial Services: 4.4%
8,894	Citigroup, Inc.	495,396
	Electrical Equipment: 1.6%
2,921	Rockwell Automation, Inc.	178,415
	Energy Equipment & Services: 4.2%
4,712	Baker Hughes, Inc.	351,798
4,588	TETRA Technologies, Inc. (a)	117,361
		469,159
	Food Products: 1.1%
11,500	Del Monte Foods Co.	126,845
	Gas Utilities: 2.0%
5,422	Equitable Resources, Inc.	226,368
	Health Care Equipment & Supplies: 1.9%
1,502	C.R. Bard, Inc.	124,621
3,127	DENTSPLY International, Inc.	93,341
		217,962
	Health Care Providers & Services: 1.6%
3,420	Quest Diagnostics, Inc.	181,260
	Household Durables: 2.8%
8,339	Koninklijke Philips Electronics N.V. - ADR	313,380
	Industrial Conglomerates: 4.5%
8,755	General Electric Co.	325,774
5,838	Tyco International Ltd.	177,475
		503,249
	Insurance: 2.7%
4,170	American International Group, Inc.	298,822
	IT Services: 4.6%
8,339	First Data Corp.	212,811
6,838	Perot Systems Corp. - Class A (a)	112,075
8,339	Western Union Co.	186,960
		511,846
	Machinery: 2.9%
2,669	Illinois Tool Works, Inc.	123,281
4,070	Joy Global, Inc.	196,744
		320,025
	Media: 6.3%
5,900	CBS Corp. - Class B	183,962
4,587	Comcast Corp. - Special Class A (a)	192,104
3,127	Lamar Advertising Co. - Class A (a)	204,474
3,127	Viacom, Inc. - Class B (a)	128,301
		708,841
	Metals & Mining: 1.5%
5,700	Alcoa, Inc.	171,057
	Multi-Utilities: 2.6%
11,256	MDU Resources Group, Inc.	288,604
	Oil, Gas & Consumable Fuels: 5.8%
1,253	Apache Corp.	83,337
3,836	ConocoPhillips	276,000
3,754	Exxon Mobil Corp.	287,669
		647,006
	Pharmaceuticals: 1.9%
8,339	Pfizer, Inc.	215,980
	Semiconductor & Semiconductor Equipment: 2.3%
13,000	Intel Corp.	263,250
	Software: 3.9%
3,500	Amdocs Ltd. (a)	135,625
6,670	Microsoft Corp.	199,166
6,336	Oracle Corp. (a)	108,599
		443,390
	Specialty Retail: 2.1%
5,000	Claire's Stores, Inc.	165,700
3,127	Foot Locker, Inc.	68,575
		234,275
	Textiles, Apparel & Luxury Goods: 1.9%
4,536	Hanesbrands, Inc. (a)	107,140
1,087	Nike, Inc.	107,646
		214,786
	Thrifts & Mortgage Finance: 1.9%
4,588	Washington Mutual, Inc.	208,708
	Trading Companies & Distributors: 1.8%
2,921	W.W. Grainger, Inc.	204,295
	TOTAL COMMON STOCKS	10,130,770
	(Cost $7,052,490)

	INVESTMENT COMPANY: 2.7%
4,170	iShares MSCI EAFE Index Fund	305,327
	TOTAL INVESTMENT COMPANY
	(Cost $284,883)	305,327
	SHORT-TERM INVESTMENTS: 7.6%
465,041	AIM Liquid Assets	465,041
385,128	AIM STIT - Treasury Portfolio	385,128
		850,169
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $850,169)	850,169
	TOTAL INVESTMENTS: 100.4%
	(Cost $8,187,542)	11,286,266
	Liabilities in Excess of Other Assets: (0.4)%	(50,160)
	TOTAL NET ASSETS: 100.0%	$11,236,106

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:
Cost of investments	$8,187,542
Gross unrealized appreciation	3,265,073
Gross unrealized depreciation	(166,349)
Net unrealized appreciation	$3,098,724

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstandingat the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  1/28/07

* Print the name and title of each signing officer under his or her signature.